Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Entity File Number	001-41324
Entity Registrant Name	AKANDA CORP.
Entity Address, Address Line One	1a, 1b Learoyd Road
Entity Address, Adress Line Two	New Romney
Entity Address, Postal Zip Code	TN28 8XU
Entity Address, Country	GB
Entity Central Index Key	0001888014
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Amendment Flag	false